UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): March 22, 2017

Balboa Capital Corporation1

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001395489

Patrick E. Byrne, 949-553-3415

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Balboa Capital Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entities: BCC Funding VIII LLC, BCC Funding X LLC and BCC Funding XIII LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Balboa Capital Corporation (Securitizer)

By:	/s/ Patrick E. Byrne
Name:	Patrick E. Byrne
Title:	President and Chief Executive Officer

Date: March 22, 2017